Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term assets

	2020	2019
North West Redwater Partnership	$555	$652
Prepaid cost of service toll	162	130
Risk management (note 19)	136	290
Long-term inventory	121	121
Other (1)	190	84
	1,164	1,277
Less: current portion	82	54
	$1,082	$1,223
(1)The acquisition of Painted Pony in 2020 included physical sales contracts valued at $111 million (note 7).
Summary of assets, liabilities, partners' equity and equity (income) loss related to joint venture
The assets, liabilities, partners’ equity, product sales and equity loss related to NWRP and the Company’s 50% interest at December 31, 2020 and 2019 were comprised as follows:

	2020 (1)		2019 (2)
	NWRP 100% interest	Company 50% interest	NWRP 100% interest	Company 50% interest
Current assets	$230	$115	$248	$124
Non-current assets	$11,098	$5,549	$11,328	$5,664
Current liabilities	$3,146	$1,573	$384	$192
Non-current liabilities	$8,488	$4,244	$11,310	$5,655
Partners’ equity	$(306)	$(153)	$(118)	$(59)

Revenue (3)	$1,348	$674	$1,736	$868
Net loss	$188	$94	$692	$346
(1)In 2020, included in the net loss is the impact of depreciation and amortization expense at 100% interest of $214 million (50% interest - $107 million) and interest and other financing expense at 100% interest of $420 million (50% interest - $210 million).
(2)In 2019, included in the net loss is the impact of depreciation and amortization expense at 100% interest of $152 million (50% interest - $76 million) and interest and other financing expense at 100% interest of $398 million (50% interest - $199 million).
(3)Included in NWRP's revenue for the period subsequent to COD in 2020, is $174 million paid by the Company for its 25% share of the refining toll.